Corbett Road Tactical Opportunity ETF	August 31, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 74.9%
COMMUNICATION SERVICES – 5.8%
Alphabet, Inc., Class A*	6,793	$925,003
Liberty Media Corp.-Liberty Formula One, Class C*	4,665	320,905
Liberty Media Corp.-Liberty Live, Class C*	199	6,696
		1,252,604
CONSUMER DISCRETIONARY – 7.2%
Amazon.com, Inc.*	4,443	613,178
Churchill Downs, Inc.	2,534	317,460
Floor & Decor Holdings, Inc., Class A*	3,017	300,795
O'Reilly Automotive, Inc.*	351	329,835
		1,561,268
CONSUMER STAPLES – 5.4%
Costco Wholesale Corp.	889	488,310
Hershey Co. (The)	1,357	291,565
Monster Beverage Corp.*	6,610	379,480
		1,159,355
ENERGY – 3.2%
Exxon Mobil Corp.	3,161	351,472
Schlumberger Ltd.	5,944	350,458
		701,930
FINANCIALS – 8.8%
Fiserv, Inc.*	2,573	312,336
JPMorgan Chase & Co.	2,912	426,113
Kinsale Capital Group, Inc.	901	359,166
Mastercard, Inc., Class A	1,069	441,112
S&P Global, Inc.	913	356,855
		1,895,582
HEALTH CARE – 10.0%
Edwards Lifesciences Corp.*	3,695	282,557
Eli Lilly & Co.	901	499,334
McKesson Corp.	795	327,794
UnitedHealth Group, Inc.	823	392,225
Veeva Systems, Inc., Class A*	1,657	345,816
Vertex Pharmaceuticals, Inc.*	928	323,260
		2,170,986
INDUSTRIALS – 7.6%
Atkore, Inc.*	2,116	325,801
Cintas Corp.	678	341,827
Copart, Inc.*	7,444	333,715
Quanta Services, Inc.	1,645	345,236
WW Grainger, Inc.	429	306,366
		1,652,945
INFORMATION TECHNOLOGY – 20.7%
Advanced Micro Devices, Inc.*	3,029	320,226

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Apple, Inc.	3,488	$655,290
Arista Networks, Inc.*	1,972	384,993
Cadence Design Systems, Inc.*	1,474	354,409
Fair Isaac Corp.*	402	363,645
Fortinet, Inc.*	4,572	275,280
KLA Corp.	717	359,841
Microsoft Corp.	2,233	731,888
ON Semiconductor Corp.*	3,473	341,952
Salesforce, Inc.*	1,489	329,754
ServiceNow, Inc.*	612	360,364
		4,477,642
MATERIALS – 3.0%
CF Industries Holdings, Inc.	4,155	320,226
Linde PLC	874	338,273
		658,499
REAL ESTATE – 1.8%
Equinix, Inc., REIT	507	396,160
UTILITIES – 1.4%
NextEra Energy, Inc.	4,404	294,187
TOTAL COMMON STOCKS
(Cost $15,347,635)		16,221,158

EXCHANGE-TRADED FUNDS – 22.6%

FIXED INCOME – 22.6%
iShares Short Treasury Bond ETF	44,259	4,890,619
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,873,914)		4,890,619

SHORT-TERM INVESTMENTS – 2.5%

Invesco Government & Agency Portfolio - Institutional Class, 5.25%(a)	549,185	549,185
TOTAL SHORT-TERM INVESTMENTS
(Cost $549,185)		549,185
TOTAL INVESTMENTS – 100.0%
(Cost $20,770,734)		21,660,962
Other Assets in Excess of Liabilities – 0.0%		4,625
TOTAL NET ASSETS – 100.0%		$21,665,587

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust